Preferred Stock and Stockholders' Equity - Schedule of assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	2 years 4 months 24 days
Expected dividend yield	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	1.70%	0.70%
Expected volatility	82.00%	81.00%
Expected term (in years)	5 years 2 months 12 days	5 years 6 months
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	4.10%	1.30%
Expected volatility	86.00%	90.00%
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days